Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2016 JPY (¥) Entity	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 JPY (¥)
Significant Accounting Policies [Line Items]
Foreign currency exchange gains (losses)	¥ (2)	¥ (22,149)	¥ 2,628
Advertising expenses	58,707	80,907	79,765
Shipping and handling cost	44,296	52,504	¥ 49,576
Current deferred tax assets affected by early prospective adoption of FASB ASU 2015-17		55,108
Current deferred tax liabilities affected by early prospective adoption of FASB ASU 2015-17		2,682
Other Current Liabilities
Significant Accounting Policies [Line Items]
Deferred revenue	¥ 102,298	51,390
Trademarks
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
License Fees
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Minimum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Minimum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	11 years
Minimum | Building
Significant Accounting Policies [Line Items]
Depreciation period	3 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	1 year
Minimum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	2 years
Maximum | Computer software, intangible asset
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Maximum | Patents and developed technology
Significant Accounting Policies [Line Items]
Intangible assets, useful life	17 years
Maximum | Customer Relationships
Significant Accounting Policies [Line Items]
Intangible assets, useful life	20 years
Maximum | Building
Significant Accounting Policies [Line Items]
Depreciation period	60 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Depreciation period	20 years
Maximum | Assets Leased to Others
Significant Accounting Policies [Line Items]
Depreciation period	5 years
Available-for-sale Securities
Significant Accounting Policies [Line Items]
Cash equivalents	¥ 30,500	¥ 80,870
Consolidated Net Sales | Segment Concentration Risk | Intersegment Eliminations
Significant Accounting Policies [Line Items]
Concentration risk, percentage	2.50%	2.60%	2.50%
Consolidated Net Sales | Office Business Unit | Segment Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	53.10%	55.50%	55.80%
Consolidated Net Sales | Imaging System Business Unit | Segment Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	32.20%	33.30%	36.00%
Consolidated Net Sales | Industry and Others Business Unit | Segment Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.20%	13.80%	10.70%
Consolidated Net Sales | HP Inc. | Office Business Unit | Customer Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.80%	17.80%	17.40%
Foreign
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	18
Foreign | Consolidated Net Sales | Geographic Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	79.20%	81.20%	80.60%
Japan
Significant Accounting Policies [Line Items]
Number of manufacturing plants | Entity	30
Americas | Consolidated Net Sales | Geographic Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	28.30%	30.10%	27.80%
Europe | Consolidated Net Sales | Geographic Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	26.90%	28.30%	29.30%
Asia and Oceania | Consolidated Net Sales | Geographic Concentration Risk
Significant Accounting Policies [Line Items]
Concentration risk, percentage	24.00%	22.80%	23.50%